New Accounting Policies and Future Changes in Accounting Policies - Additional Information (Detail)	Jan. 01, 2018 USD ($)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of new accounting policies and future changes in accounting policies [line items]
Impact of new accounting policy on retained earnings	$ 0